Segmented Information (Tables)	12 Months Ended
Apr. 30, 2019
Text block [abstract]
Disclosure of Selected Financial Information by Geographical Segment

The Company operates in three reportable geographical and one operating segment. Selected financial information by geographical segment is as follows:

	Bernal	Mexico Altiplano	Other	Total	Canada	USA	April 30, 2019 Total
Revenue
Mined Ore	$27,053	$0	$0	$27,053	$0	$0	$27,053
Purchase Concentrate	1,633	4,109	0	5,742	0	0	5,742
Cost of sales:
Mined Ore	(22,975)	0	0	(22,975)	0	0	(22,975)
Purchase Concentrate	(1,550)	(4,341)	0	(5,891)	0	0	(5,891)
Depreciation	(3,775)	(118)	0	(3,893)	0	0	(3,893)
Earnings (loss) from operations	386	(350)	0	36	0	0	36
Corporate costs and taxes	(2,999)	(972)	(161)	(4,132)	(2,357)	(24)	(6,513)
Bad debt expense San Pedrito	(441)	0	0	(441)	0	0	(441)
Write off Mining Interest	0	(4,804)	0	(4,804)	0	0	(4,804)
Disposal of Exploration and Evaluation	0	0	0	0	0	(82)	(82)
Loss for the year	(3,054)	(6,126)	(161)	(9,341)	(2,357)	(106)	(11,804)
Mining interest, plant and equipment	35,470	2,046	0	37,516	102	0	37,618
Total assets	$44,956	$2,228	$3,517	$50,701	$4,219	$2,085	$57,005

	Bernal	Mexico Altiplano	Other	Total	Canada	USA	April 30, 2018 Total
Revenue
Mined Ore	$21,005	$—	$—	$21,005	$—	$—	$21,005
Purchase Concentrate	3,976	2,826	—	6,802	—	—	6,802
Cost of sales:
Mined Ore	(20,532)	—	(140)	(20,672)	—	—	(20,672)
Purchase Concentrate	(3,654)	(3,496)	—	(7,150)	—	—	(7,150)
Depreciation	(4,492)	(421)	—	(4,913)	—	—	(4,913)
Earnings (loss) from operations	(3,697)	(1,091)	(140)	(4,928)	—	—	(4,928)
Corporate costs and taxes	4,343	294	(409)	4,228	(3,586)	12	654
Write off Mining Interest	(6,713)	—	—	(6,713)	—	—	(6,713)
Disposal of Exploration and Evaluation	(1,079)	—	118	(961)	—	(52)	(1,013)
Loss for the year	(7,145)	(797)	(432)	(8,374)	(3,586)	(40)	(12,000)
Mining interest, plant and equipment	35,302	6,005	1	41,308	168	—	41,476
Total assets	$48,614	$8,095	$3,930	$60,639	$3,537	$2,150	$66,326

	Bernal	Mexico Altiplano	Total	Canada	USA	April 30, 2017 Total
Revenue
Mined Ore	$24,642	$—	$24,642	$—	$—	$24,642
Purchase Concentrate	418	2,168	2,586	—	—	2,586
Cost of sales:
Mined Ore	(18,641)	—	(18,641)	—	—	(18,641)
Purchase Concentrate	(287)	(1,864)	(2,151)	—	—	(2,151)
Depreciation	(5,360)	(250)	(5,610)	—	—	(5,610)
Earnings (loss) from operations	772	54	826	—	—	826
Corporate costs and taxes	3,302	(308)	2,994	(3,707)	(19)	(732)
Sale of San Pedrito	7,128	—	7,128	—	—	7,128
Earnings (loss) for the year	11,202	(254)	10,948	(3,707)	(19)	7,222
Mining interest, plant and equipment	45,899	6,777	52,676	245	—	52,921
Total assets	$61,401	$11,165	$72,566	$7,559	$1,971	$82,096